Trade, other receivables and tax receivables - narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Disclosure of continuing involvement in derecognised financial assets [line items]
Value added and other indirect tax receivables	€ 2,866			€ 2,296
Brazil indirect tax - reversal of liability/recognition of credits	164	€ (72)	€ 895
Fair Value of Assets Representing Derecognised Financial Assets	7,301			6,233
FCA Bank S.p.A.
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair Value of Assets Representing Derecognised Financial Assets	4,686			3,812
Financing receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	580			473
Trade receivables
Disclosure of continuing involvement in derecognised financial assets [line items]
Current financial assets at fair value through profit or loss	€ 19			€ 12